10. Related-Party Balances and Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 05, 2017	Oct. 28, 2016	Apr. 20, 2016	Mar. 18, 2015	Mar. 17, 2015	Nov. 17, 2008	Nov. 30, 2007
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	R$ 174,148	R$ 180,773
Receivables in current assets	62,520	54,379
Receivables in non-current assets	652,057	611,762
Disputed amounts receivable	1,107,104	1,021,657
Pension benefit obligations	2,606,107	2,543,877
Other liabilities, current	16,055
Other liabilities, non-current	90,518
Balance related to the first amendment with EMAE	16,622
Expenses related to personnel assigned by SABESP to other state government entities	8,903	9,853	R$ 10,393
Expenses related to personnel by other entities to SABESP	116	0	10
Payables for services rendered by São Paulo State Government entities	8,694	1,367
Non-operating assets	969	969
Net actuarial liability	363,902	388,461
Compensation to Officers	4,077	3,813	3,912
Bonus program	538	556	494
Loan agreement related party, total	32,857	50,617
Financial income	R$ 2,772	5,017
Payments of installments											R$ 133,709
Undisputed reimbursement										R$ 915,251
Reimbursement receivable related to the reservoirs										696,283
GESP Agreement, remaining balance										R$ 218,967
GESP Agreement, interest rate	0.50%
Government Agreement receivable								R$ 1,012,310
Government Agreement inflation adjustment								R$ 316,027
Preferred shares issued for installments				2,221,000
Preferred shares issued for installments, value									R$ 87,174
Government Agreement receivable, adjusted					R$ 609,109
CTEEP shares disposed							R$ 111,100
Use of Reservoirs annual payment						R$ 6,610
Use of Reservoirs annual payment						R$ 46,270
Use of Reservoirs annual payment	R$ 9,254
Connect to the Network Program expenditure concentration	20.00%
Connect to the Network Program	R$ 100,928	82,697
Connect to the Network Program. receivable from related parties	0	0	6,148
Connect to the Network Program. intangible assets	49,919	35,068
Connect to the Network Program. reimbursement	R$ 51,009	47,629	R$ 38,211
State Government
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Connect to the Network Program expenditure concentration	80.00%
Allowance for losses
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	R$ (33,820)	R$ (35,114)